Document and Entity Information	Nov. 14, 2018
Document And Entity Information
Document Type	497
Document Period End Date	Nov. 14, 2018
Registrant Name	JACKSON VARIABLE SERIES TRUST
Central Index Key	0001532747
Amendment Flag	false
Investment Company Type	N-1A
Document Creation Date	Nov. 14, 2018
Document Effective Date	Nov. 14, 2018
Prospectus Date	Apr. 30, 2018